Certain risks and concentration - Concentration risk (Details) - customer	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Concentration of revenues | Customer concentration risk | Minimum
Certain risks and concentration
Number of individual customers	0
Concentration risk (in percent)	10.00%
Concentration of revenues | Customer One | Customer concentration risk
Certain risks and concentration
Number of individual customers		1
Concentration risk (in percent)		11.00%
Accounts receivable
Certain risks and concentration
Maximum term of credit to customers (in days)	180 days
Accounts receivable | Customer concentration risk | Minimum
Certain risks and concentration
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Accounts receivable | Top Ten Customers | Customer concentration risk
Certain risks and concentration
Number of individual customers	10	10
Concentration risk (in percent)	37.00%	42.00%